COMMITMENTS AND CONTINGENT LIABILITIES (Claims and Demands) (Details) - USD ($) $ in Thousands	1 Months Ended
	Aug. 31, 2007	Dec. 31, 2019
Claims Related to Discontinued Operations [Member]
Loss Contingencies [Line Items]
Maximum loss due to litigation		$ 110
Threatened Litigation [Member]
Loss Contingencies [Line Items]
Litigation loss	$ (42)
Interest rate on litigation demand	1.00%